COMBINED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Hyperfine Common stock	Liminal Common stock	Additional Paid-in Capital	Accumulated Deficit	Hyperfine Convertible Preferred Stock	Liminal Convertible Preferred Stock	Total
Balance at the beginning at Dec. 31, 2018					$ 67,211,210
Balance at the beginning (in shares) at Dec. 31, 2018					68,646,000
Balance at the end at Dec. 31, 2019					$ 68,646,000	$ 0	$ 68,646,000
Balance at the end (in shares) at Dec. 31, 2019					67,211,210	0
Balance at the beginning at Dec. 31, 2018			$ 1,546,000	$ (28,627,000)			(27,081,000)
Balance at the beginning (in shares) at Dec. 31, 2018	4,435,136	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)				(19,415,000)			(19,415,000)
Investment from 4Bionics, LLC			5,700,000				5,700,000
Exercise of stock options			36,000				36,000
Exercise of stock options (in shares)	170,163
Stock-based compensation expense			896,000				896,000
Balance at the end at Dec. 31, 2019			8,178,000	(48,042,000)			(39,864,000)
Balance at the end (in shares) at Dec. 31, 2019	4,605,299	1,000
Balance at the end at Sep. 30, 2020					$ 68,646,000	$ 0
Balance at the end (in shares) at Sep. 30, 2020					67,211,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)			0	(16,565,000)	$ 0	0	(16,565,000)
Investment from 4Bionics, LLC			500,000	0	0	0	500,000
Exercise of stock options			64,000	0	0	0	64,000
Stock-based compensation expense			857,000	0	0	$ 0	857,000
Balance at the end at Sep. 30, 2020			9,599,000	(64,607,000)			(55,008,000)
Balance at the end (in shares) at Sep. 30, 2020						0
Balance at the beginning at Dec. 31, 2019					$ 68,646,000	$ 0	68,646,000
Balance at the beginning (in shares) at Dec. 31, 2019					67,211,210	0
Hyperfine convertible preferred stock
Issuance of Series D convertible preferred stock, net of issuance costs					$ 59,640,000
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)					27,799,648
Balance at the end at Dec. 31, 2020					$ 128,286,000	$ 0	128,286,000
Balance at the end (in shares) at Dec. 31, 2020					95,010,858	0
Balance at the beginning at Dec. 31, 2019			8,178,000	(48,042,000)			(39,864,000)
Balance at the beginning (in shares) at Dec. 31, 2019	4,605,299	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)				(23,427,000)			(23,427,000)
Investment from 4Bionics, LLC			1,000,000				1,000,000
Exercise of stock options			120,000				120,000
Exercise of stock options (in shares)	206,784
Stock-based compensation expense			1,117,000				1,117,000
Balance at the end at Dec. 31, 2020			10,415,000	(71,469,000)			(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020	4,812,083	1,000
Balance at the end at Dec. 31, 2020					$ 128,286,000	$ 0	128,286,000
Balance at the end (in shares) at Dec. 31, 2020					95,010,858	0
Balance at the end at Dec. 31, 2020			10,415,000	(71,469,000)			(61,054,000)
Balance at the end (in shares) at Dec. 31, 2020	4,812,083	1,000
Balance at the beginning at Dec. 31, 2020					$ 128,286,000	$ 0	128,286,000
Balance at the beginning (in shares) at Dec. 31, 2020					95,010,858	0
Hyperfine convertible preferred stock
Issuance of Series D convertible preferred stock, net of issuance costs			0	0	$ 30,461,000	$ 0	0
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)					14,171,333
Balance at the end at Sep. 30, 2021					$ 158,747,000	$ 9,350,000
Balance at the end (in shares) at Sep. 30, 2021					109,182,191	57,500,000
Balance at the beginning at Dec. 31, 2020			10,415,000	(71,469,000)			(61,054,000)
Balance at the beginning (in shares) at Dec. 31, 2020	4,812,083	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income(loss)			0	(38,766,000)	$ 0	$ 0	(38,766,000)
Investment from 4Bionics, LLC			3,516,000	0	0	0	3,516,000
Exercise of stock options			1,461,000	0	0	0	1,462,000
Stock-based compensation expense			3,131,000	0	0	0	3,131,000
Balance at the end at Sep. 30, 2021			9,173,000	(110,235,000)			(101,061,000)
Balance at the end at Sep. 30, 2021					$ 158,747,000	$ 9,350,000
Balance at the end (in shares) at Sep. 30, 2021					109,182,191	57,500,000
Balance at the end at Sep. 30, 2021			$ 9,173,000	$ (110,235,000)			$ (101,061,000)